S000008482 [Member] Expense Example, No Redemption - Carillon Eagle Small Cap Growth Fund	Dec. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 590
Expense Example, No Redemption, 3 Years	832
Expense Example, No Redemption, 5 Years	1,093
Expense Example, No Redemption, 10 Years	1,839
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	290
Expense Example, No Redemption, 3 Years	588
Expense Example, No Redemption, 5 Years	1,011
Expense Example, No Redemption, 10 Years	2,190
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	89
Expense Example, No Redemption, 3 Years	278
Expense Example, No Redemption, 5 Years	482
Expense Example, No Redemption, 10 Years	1,073
Class R-6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	80
Expense Example, No Redemption, 3 Years	249
Expense Example, No Redemption, 5 Years	433
Expense Example, No Redemption, 10 Years	$ 966